Financial income and expense - Summary of financial income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of Detailed Information about Financial Income [Abstract]
Interest income, Financial assets measured at AC		¥ 22,399	¥ 6,996	¥ 7,610
Dividends, Financial assets measured at FVOCI		3,488	2,792	1,566
Gain on revaluation of equity instruments, Financial assets measured at FVPL	[1]			61,259
Other		5,171	9,516	13,357
Total		¥ 31,058	¥ 19,304	¥ 83,792

[1]	Shares of Spotify Technology S.A. (“Spotify”) held by Sony are classified as equity securities required to be measured at fair value through profit or loss. The revaluation of the Spotify shares, net of costs to be paid to Sony’s artists and distributed labels, owned as of March 31, 2021, March 31, 2022 and March 31, 2023 resulted in an unrealized gain of 51,310 million yen (480 million U.S. dollars), an unrealized loss of 45,017 million yen (395 million U.S. dollars), and an unrealized loss of 7,787 million yen (58 million U.S. dollars), respectively.